Subsequent Events (Details) - Pre-Funded Warrants [Member] - shares	1 Months Ended
	Aug. 31, 2026	Jul. 31, 2026
Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares issued upon warrant exercise	1,204,334	1,204,334
Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-Funded Warrants exercised	1,204,334	1,204,334